SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details Textual)	3 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2017 USD ($) $ / shares shares		Jun. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) shares	Jun. 30, 2017 USD ($) $ / shares shares		Jun. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Jun. 14, 2017 $ / shares	Aug. 03, 2016 $ / shares	Jan. 08, 2015 $ / shares	Jun. 13, 2011 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 3.50		$ 25.00
Results of Operations, Impairment of Oil and Gas Properties	$ 0		$ 0			$ 0		$ 0	$ 4,700,000	$ 24,500,000
Accretion of asset retirement obligations						$ 44,000		6,000	$ 132,000	$ 10,000
Description Of Sale Reserves						25% or more
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares						34,513,646			35,022,043	44,770,764
Depreciation									$ 40,000	$ 30,000
Impairment of Oil and Gas Properties									4,718,000	24,478,000
Allocated Share-based Compensation Expense						$ 9,386,000		$ 1,741,000	6,873,000	$ 2,660,000
Deferred Revenue, Current	$ 3,300,000					$ 3,300,000			$ 1,300,000
Present Value of Future Insurance Profits, Percentage of Amortization Expense, Year One	10.00%	[1]	10.00%			10.00%	[1]	10.00%	10.00%
Restricted Cash and Cash Equivalents	$ 600,000					$ 600,000
Brushy Resources, Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.00						$ 2,542,397
Accretion of asset retirement obligations				$ 63,000	$ 63,000					$ 187,183	$ 319,703
Impairment of Oil and Gas Properties				0	0					55,753,481	4,428,378
Goodwill				960,000						959,681	959,681
Deferred Offering Costs										7,310	86,231
Asset Impairment Charges										537,927	0
Cash, FDIC Insured Amount										250,000
Allocated Share-based Compensation Expense				$ 206,000	$ 506,000					$ 1,125,000	$ 1,474,000
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements | shares				900,000	900,000					900,000	1,249,650
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares				2,542,397						2,542,397
Number Of Years Given For Completion Of Drilling For Well				one year						1 years
Prepaid Expense, Current				$ 124,000						$ 66,120	$ 283,580
Goodwill, Impairment Loss				$ 0						$ 0
Number of Reporting Units				1
Brushy Resources, Inc [Member] | Accounting Standards Updates 2015-03 [Member]
Summary Of Significant Accounting Policies [Line Items]
Prepaid Expense, Current				$ 7,000
Brushy Resources, Inc [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Number Of Years Given For Completion Of Drilling For Well										twenty years
Brushy Resources, Inc [Member] | Vehicles And Office Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Number Of Years Given For Completion Of Drilling For Well										5 years
Brushy Resources, Inc [Member] | Im Petro Resources LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill										$ 959,681					$ 959,681
Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						100.00%		100.00%
Noble Energy [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage									41.00%	21.00%
Texican [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						80.00%		75.00%	38.00%
Energy Transfer Inc. [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						20.00%		16.00%	16.00%
Shell Trading Us [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage										43.00%
Pdc Energy [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage										26.00%
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.01					$ 0.01			$ 0.01				$ 2.50
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	0		0			0		0	3,522,735
Antidilutive Securities Excluded from Computation of Net Income, Per Outstanding Unit, Amount | $ / shares	$ 0.01		$ 0.01			$ 0.01		$ 0.01
Weighted Average Number Diluted Shares Outstanding Adjustment | shares						0			3,522,735
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	0					0
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life									7 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life									3 years

[1]	Exclude 3,522,735 warrants exercisable at $0.01 per share as of December 31, 2016. There were no warrants exercisable at $0.01 per share as of June 30, 2017.